Lease	6 Months Ended
Apr. 30, 2025
Lease
Lease

Note 12 – Lease

All of the Company’s leases are classified as operating leases and primarily consist of real estate leases for corporate offices and other facilities. The Company’s lease agreements do not contain any residual value guarantees, restrictions or covenants. Cash paid for lease expenses was approximately $20,186 and $73,133 for the years ended April 30, 2025 and 2024, respectively.

The following table presents operating lease cost reported in rent expenses on the consolidated statements of operations and comprehensive income/(loss) related to the Company’s leases:

	For the six months ended April 30,
	2025	2024
Operating lease expense	$15,601	$33,121